Note 5 - Investments - Term Deposits (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Short-term investments	$ 75,000,000	$ 30,000,000	$ 30,000,000
Long-term investments		75,000,000
Total deposit assets	$ 75,000,000	$ 105,000,000	$ 30,000,000